Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift Interest [Abstract]
Interest Expense, Net Consisted

Interest expense, net consisted of the following:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Income	18	41	21
Expense	(23)	(76)	(46)

Total	(5)	(35)	(25)